PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following:

	Useful Life	June 30, 2014	December 31, 2013
Cost:
Furniture and equipment	3 – 7 years	$2,746,000	$2,633,000
Accumulated depreciation:		(1,940,000)	(1,827,000)
Property and equipment, net		$806,000	$806,000

Property and equipment consist of the following:

	Useful Life (years)	December 31,
		2013	2012
Cost:
Furniture and equipment	3 – 7 years	$2,633,000	$1,970,000
Hardware	4 – 5 years	—	2,486,000
		2,633,000	4,456,000
Accumulated depreciation:		(1,827,000)	(2,731,000)
Property and equipment, net		$806,000	$1,725,000